Acquisition of Copper Mountain Mining Corporation (Schedule of detailed information about identifiable assets acquired and liabilities assumed) (Details) - Copper Mountain Mining Corporation [Member]
$ in Thousands
Jun. 20, 2023 USD ($)
Fair value of net assets acquired / (liabilities) assumed
Cash and cash equivalent	$ 14,483
Trade and other receivables	19,110
Inventories	47,875
Prepaid expenses	3,096
Other financial assets	8,495
Property, plant and equipment	434,821
Mineral properties	369,000
Inventories - low grade stockpile	6,000
Trade and other payables	(77,111)
Advances from Hudbay	(3,421)
Lease liabilities	(34,617)
Other financial liabilities	(9,550)
Long-term debt	(144,981)
Environmental and other provisions	(12,702)
Deferred tax liabilities	(148,246)
Total fair value of net identifiable assets acquired	472,252
Preliminary [Member]
Fair value of net assets acquired / (liabilities) assumed
Cash and cash equivalent	14,483
Trade and other receivables	19,110
Inventories	47,875
Prepaid expenses	3,096
Other financial assets	8,495
Property, plant and equipment	434,419
Mineral properties	383,000
Inventories - low grade stockpile	6,000
Trade and other payables	(77,111)
Advances from Hudbay	(3,421)
Lease liabilities	(44,167)
Other financial liabilities	0
Long-term debt	(144,981)
Environmental and other provisions	(12,702)
Deferred tax liabilities	(153,208)
Total fair value of net identifiable assets acquired	480,888
Adjustment [Member]
Fair value of net assets acquired / (liabilities) assumed
Cash and cash equivalent	0
Trade and other receivables	0
Inventories	0
Prepaid expenses	0
Other financial assets	0
Property, plant and equipment	402
Mineral properties	(14,000)
Inventories - low grade stockpile	0
Trade and other payables	0
Advances from Hudbay	0
Lease liabilities	9,550
Other financial liabilities	(9,550)
Long-term debt	0
Environmental and other provisions	0
Deferred tax liabilities	4,962
Total fair value of net identifiable assets acquired	$ (8,636)